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April 29, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust
File Nos. 811-21317; 333-103714

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the Stadion Managed Portfolio and the Stadion Core Advantage Portfolio, each a series of Stadion Investment Trust, in connection with a Special Meeting of Shareholders scheduled to be held on June 23, 2011.

If you have any questions or comments concerning the enclosed, please telephone the undersigned at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary